Putnam
Managed
High Yield
Trust

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-03

[GRAPHIC OMITTED: WATCH]

[SCALE LOGO: OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Looking back on an eventful year, we consider it important to take note of the increasingly positive trends that have become apparent in the U.S. economy and financial markets. The stimulus provided by fiscal and monetary policies has drawn the economy out of the slump of early 2003 and rising profits prompted a broad rally for stocks. The bond market steadied while offering pockets of opportunity. We see indications that these trends can continue into 2004 and know that Putnam management teams will seek to position the funds to benefit from them.

For the semiannual period ended November 30, 2003, Putnam Managed High Yield Trust delivered solid returns at net asset value. However, its results were slightly below both its benchmark index and its Lipper category average. You will find the details on the facing page.

In the accompanying report, the managers provide a thorough discussion of the fund's results not only in the context of the high-yield market in which it invests, but also in terms of investor sentiment. Although high-yield bonds were among the best-performing fixed-income securities during the period, returning strength of stocks lured growing numbers of investors into equities, dampening the entire fixed-income market. The management team also offers its perspective on prospects for the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

January 21, 2004


Report from Fund Management

Fund highlights

 * During the semiannual period ended November 30, 2003, Putnam Managed High Yield Trust had total returns of 9.47% at net asset value (NAV) and -4.26% at market price.

 * At NAV, the fund slightly underperformed the 9.70% return of its benchmark, the JP Morgan High Yield Developed Index, in part due to its underweight in the utilities and technology sectors.

 * At NAV, the fund also underperformed the average return of 9.92% for the Lipper closed-end High Current Yield Funds category. Comparisons in this category can be problematic, however, because it consists only of six funds.

 * Due to a decline in yields available in the market, the fund reduced its dividend to $0.054 per share. This income reduction contributed to the fund's negative return at market price. Please see page 5 for details.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary


The past six months have been a period of very strong returns for high-yield bonds and, consequently, for your fund. This investment sector has benefited from a number of positive events: Default rates have continued to decline, credit quality has improved as companies have retired or refinanced debt, and investor demand for high-yield bonds has been extremely strong, accompanied by robust supply. Moreover, short-term interest rates have been at historically low levels, creating a greater incentive for investors to seek higher yields. In this environment, your fund's management team has sought opportunities in lower-rated, higher-yielding issues, while maintaining diversification in the portfolio across a large number of holdings and sectors.

FUND PROFILE

Putnam Managed High Yield Trust seeks high current income and, as a secondary objective, capital growth, by investing in corporate high-yield bonds. The fund is designed for investors seeking higher fixed-income returns and who are willing to accept the added risks of investing in below-investment-grade securities.


Market overview

This semiannual period began in the midst of an extremely positive period for high-yield bonds. After the passing of a highly uncertain period leading up to war in Iraq, investors turned their attention to the improving economy and rising stock market in the late spring of 2003. These events, along with significant demand for high-yield bonds and declining default rates, helped the high-yield market to outperform all other fixed-income sectors during the six-month period.

Due to the strengthening equity market, more companies have been able to access the capital markets, raising capital to retire or refinance debt and helping increase cash flows. Finally, the recovering economy has led to an increase in profits and higher cash flows. All of these factors have helped corporate default rates to continue their decline.

During the summer months, a sharp sell-off in Treasury bonds roiled the fixed-income markets, causing yields to rise -- and prices to fall -- abruptly. High-yield bonds, which are less sensitive to interest-rate changes, were less affected. In the fall, when the Treasury markets calmed down, the high-yield sector continued to benefit from the stronger economy and higher stock prices.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 11/30/03
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
JP Morgan High Yield Developed Index (high-yield corporate
bonds)                                                                  9.70%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                        -1.04%
-------------------------------------------------------------------------------
Lehman GNMA Index (Government National Mortgage Association
Bonds)                                                                  0.81%
-------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                          0.18%
-------------------------------------------------------------------------------

Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     10.80%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             24.65%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 20.26%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 11/30/03.
-------------------------------------------------------------------------------

Strategy overview

Our strategy for the fund during the past six months was to continue seeking, on a selective basis, opportunities in lower-quality bonds that offered both higher yields and the potential for an improvement in credit quality. Our primary rationale was that, in an environment of economic recovery and declining corporate default rates, we believed these securities offered the greatest total return potential within the high-yield universe. As the economy and stock market improved during the period, investor appetite for risk generally increased. As a result, many high-yield bonds -- especially those with lower ratings and higher yields -- have appreciated significantly. Our focus on these lower-rated issues, therefore, was beneficial for performance during the six-month period.

To implement this strategy, we have generally underweighted BB-rated bonds and have overweighted those with CCC ratings. We have sought bonds issued by companies with adequate liquidity and a strong ability to meet their obligations. Bonds with CCC ratings have been among the best-performing bonds in the high-yield market.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED

                       as of 5/31/03      as of 11/30/03

Utilities and power         6.7%               7.8%

Telecommunications          5.4%               6.7%

Chemicals                   5.6%               5.4%

Gaming and lottery          5.6%               5.1%

Oil and gas                 5.0%               4.1%

Footnote reads:
This chart shows how the fund's top sector weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Sectors and holdings will vary over time.


How fund holdings affected performance

One of the strongest sectors in the high-yield market has been the wireless industry. This industry has been growing at a rapid rate for several years. Among the strongest performing telecommunications holdings for the fund have been preferred stock issued by Rural Cellular Corp., a leading wireless carrier for rural areas, and Nextel, a large wireless telecommunications company that has performed well for the fund over several years (We have pared this holding back as prices of the securities have moved up.) Nextel has a significant telecommunications network in the United States and was the first company to offer a successful nationwide walkie-talkie feature.

The cable television industry has also outperformed this year, and the fund benefited from owning several strong-performing issues. Companies in this industry have seen steady cash flows from their cable businesses, as well as growth in demand for high-speed Internet services. Consequently, there has been greater interest among investors for both their stock and high-yield bond offerings. In this industry, the fund's strongest-performing issuer was Charter Communications LLC, which operates cable systems in 40 states for nearly 12 million homes. The company also provides high-speed Internet access through a network of coaxial and fiber-optic cable. In broadcasting, another outperforming sector, the fund held Granite Broadcasting, which owns and operates a number of network-affiliated television stations.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

 1  PSF Group Holdings, Inc.*
    144A Class A common stock
    Food

 2  CSC Holdings, Inc.
    Series M, $11.125 cumulative preferred stock
    Cable television

 3  Qwest Services Corp.
    144A notes, 13.5%, 2010
    Communications services

 4  Qwest Corp.
    144A notes, 8.875%, 2012
    Communications services

 5  Young Broadcasting, Inc.
    Company guaranty, 10%, 2011
    Broadcasting

 6  HMH Properties, Inc.
    Company guaranty, Series B, 7.875%, 2008
    Lodging/tourism

 7  Calpine Corp.
    144A sec. notes, 8.5%, 2010
    Utilities and power

 8  Six Flags, Inc.
    Senior notes, 8.875%, 2010
    Entertainment

 9  JP Morgan
    HYDI discount notes, 8%, 2008
    Financial

10  Tyco International Group SA (Luxembourg)
    Notes, 6.375%, 2011
    Conglomerates

Footnotes read:
These holdings represent 7.4% of the fund's net assets as of 11/30/03. The fund's holdings will change over time.

* Holding acquired through corporate restructuring.


The fund was underweighted in lower-quality bonds in the energy and financial sectors. This strategy detracted from the fund's performance relative to its benchmark index because these securities outperformed the higher-quality bonds in these sectors that the fund owned. The fund's performance was also hurt by AK Steel Corp, an Ohio-based steel manufacturer that had disappointing financial results.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

The high-yield market has experienced dramatic changes in yield as well as in the yield spread, or difference in yields compared to Treasuries. Since the beginning of the market recovery on October 10, 2002, yields in the high-yield market have dropped nearly 40% from 14.1% to 8.66%; at the same time, the yield spread over Treasuries has fallen by more than 40%. As a result, in October 2003, there was a reduction in the fund's dividend from $0.060 per share to $0.054 per share.


The fund's management team

The fund is managed by the Putnam Core Fixed-Income High-Yield Team. The members of this team are Stephen Peacher (Portfolio Leader), Norman Boucher (Portfolio Member), Paul Scanlon (Portfolio Member), Rosemary Thomsen (Portfolio Member), Jeffrey Kaufmann, Geoffrey Kelley, Neil Reiner, and Joseph Towell.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

High-yield bond returns have been significantly above their historical average for the past year (including the past six months), and investors should be cautioned that such returns are unlikely to be repeated in 2004. Nevertheless, we believe the near term should still be positive for the high-yield sector, and that solid returns are achievable. Such returns, we believe, would be driven by continued declines in default rates, improvements in corporate earnings and cash flow that would benefit credit quality, and low short-term interest rates. Continued low interest rates, combined with a steep yield curve -- meaning that longer-term rates would be significantly higher -- could continue to drive demand for high-yield bonds, as has been the case so far in 2003.

There are potential headwinds in 2004 that could cause volatility in the bond market. Interest rates may begin to rise, and continued appreciation in stock prices is by no means a certainty. We plan to maintain diversity in the portfolio across a large number of holdings and sectors to mitigate the effects of potential market volatility.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Lower-rated bonds may offer higher yields in return for more risk. The fund is closed to new investors.


Performance summary

This section provides information about your fund's performance during the first half of its fiscal year, which ended November 30, 2003. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See page 9 for definitions of some terms used in this section.


------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 11/30/03
------------------------------------------------------------------------------
                                                                 Lipper
                                              JP Morgan       closed-end
                                              High Yield      High Current
                                   Market     Developed       Yield Funds
                    NAV            price        Index*      category average+
------------------------------------------------------------------------------
6 months            9.47%         -4.26%         9.70%           9.92%
------------------------------------------------------------------------------
1 year             23.20           5.82         25.72           28.00
------------------------------------------------------------------------------
5 years            15.97          -6.91         28.07           19.39
Annual average      3.01          -1.42          5.07            3.48
------------------------------------------------------------------------------
10 years           70.48          69.57            --           78.10
Annual average      5.48           5.42            --            5.85
------------------------------------------------------------------------------
Annual average
Life of fund
(since 6/25/93)     5.74           4.36            --            6.59
------------------------------------------------------------------------------

  Performance does not reflect taxes on reinvested distributions.

  Index and Lipper results should be compared to fund performance at net asset value.

* This index began operations on 12/31/94.

+ Over the 6-month and 1-, 5-, and 10-year periods ended 11/30/03, there were 6, 5, 4, and 4 funds, respectively, in this Lipper category.


------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/03
------------------------------------------------------------------
Putnam Managed High Yield Trust
------------------------------------------------------------------
Distributions
------------------------------------------------------------------
Number                                   6
------------------------------------------------------------------
Income 1                                 $0.348
------------------------------------------------------------------
Capital gains 1                          --
------------------------------------------------------------------
Total                                    $0.348
------------------------------------------------------------------
Share value:                              NAV      Market price
------------------------------------------------------------------
5/31/03                                  $8.45         $9.02
------------------------------------------------------------------
11/30/03                                  8.88          8.29
------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------
Current dividend rate 2                  7.30%         7.82%
------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state purposes. For some investors, investment income may be subject to the federal alternative minimum tax. Income from federally exempt funds may be subject to state and local taxes.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/03 (MOST RECENT CALENDER QUARTER)
------------------------------------------------------------------------
                                          NAV      Market price
------------------------------------------------------------------------
6 months                                 9.30%         1.10%
------------------------------------------------------------------------
1 year                                  25.95         13.55
------------------------------------------------------------------------
5 years                                 20.49         -1.69
Annual average                           3.80         -0.34
------------------------------------------------------------------------
10 years                                71.65         73.75
Annual average                           5.55          5.68
------------------------------------------------------------------------
Annual average
Life of fund (since
6/25/93)                                 5.95          4.84
------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on public exchanges such as the New York Stock Exchange or the American stock exchange.


Comparative indexes

JP Morgan (formerly Chase) High Yield Developed Index is an unmanaged index used to mirror the investable universe of U.S. dollar global high-yield corporate debt securities for developed markets.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman GNMA Index is an unmanaged index of GNMA securities.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's shareholder services line at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
November 30, 2003 (Unaudited)

Corporate bonds and notes (86.0%) (a)
Principal amount                                                          Value

Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------
      $100,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                            $106,750

Automotive (2.0%)
-------------------------------------------------------------------------------
        50,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                      54,625
       145,000 Collins & Aikman Products company
               guaranty 10 3/4s, 2011                                   130,863
        30,000 Dana Corp. notes 10 1/8s, 2010                            34,350
       165,000 Dana Corp. notes 9s, 2011                                188,100
EUR     15,000 Dana Corp. notes 9s, 2011                                 19,777
       $15,000 Dana Corp. notes 7s, 2029                                 13,725
        40,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                                38,600
        75,000 Delco Remy International, Inc.
               company guaranty 10 5/8s, 2006                            74,438
       105,000 Dura Operating Corp. company
               guaranty Ser. D, 9s, 2009                                 97,388
        30,000 Dura Operating Corp. 144A sr. notes
               8 5/8s, 2012                                              30,525
       150,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                              174,375
EUR     30,000 Lear Corp. sr. notes 8 1/8s, 2008                         40,273
       $70,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                      71,050
       105,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                     100,800
EUR     50,000 Teksid Aluminum 144A company
               guaranty 11 3/8s, 2011 (Luxembourg)                       61,728
       $70,000 Tenneco Automotive, Inc. company
               guaranty Ser. B, 11 5/8s, 2009                            73,850
       130,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                    147,550
                                                                 --------------
                                                                      1,352,017

Basic Materials (8.1%)
-------------------------------------------------------------------------------
        75,000 Acetex Corp. sr. notes 10 7/8s, 2009
               (Canada)                                                  83,625
        25,000 Acetex Corp. 144A sr. notes 10 7/8s,
               2009 (Canada)                                             27,750
       120,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                              81,000
       120,000 Appleton Papers, Inc. company
               guaranty Ser. B, 12 1/2s, 2008                           135,300
        80,000 Armco, Inc. sr. notes 8 7/8s, 2008                        54,800
        60,000 Avecia Group PLC company guaranty
               11s, 2009 (United Kingdom)                                51,000
       105,000 Better Minerals & Aggregates Co.
               company guaranty 13s, 2009                                64,575
       100,000 Compass Minerals Group, Inc. company
               guaranty 10s, 2011                                       111,000
       157,237 Doe Run Resources Corp. company
               guaranty Ser. A1, 11 3/4s,
               2008 (acquired various dates from
               7/27/01 to 10/15/03, cost $98,556)
               (RES) (PIK)                                               58,178
        35,000 Equistar Chemicals LP notes 8 3/4s,
               2009                                                      35,175
       290,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
               10 1/8s,2008                                             307,400
        60,000 Equistar Chemicals LP/Equistar
               Funding Corp. 144A sr. notes
               10 5/8s, 2011                                             63,600
        75,000 Georgia-Pacific Corp. bonds 7 3/4s,
               2029                                                      72,188
        65,000 Georgia-Pacific Corp. debs. 7.7s,
               2015                                                      67,113
        90,000 Gerdau Ameristeel Corp/Gusap
               Partners 144A sr. notes  10 3/8s,
               2011 (Canada)                                             95,400
       275,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                            328,625
        95,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                103,550
        46,212 Huntsman Corp. bank term loan FRN
               Ser. A, 5.957s, 2007  (acquired
               various dates from 6/10/02 to
               7/17/02, cost $39,765) (RES)                              42,265
        33,068 Huntsman Corp. bank term loan FRN
               Ser. B, 8.938s, 2007  (acquired
               various dates from 6/10/02 to
               7/17/02, cost $27,840) (RES)                              30,243
       135,000 Huntsman ICI Chemicals, Inc. company
               guaranty 10 1/8s, 2009                                   133,988
       235,000 Huntsman ICI Holdings sr. disc.
               notes zero %, 2009                                       102,813
EUR     75,000 Huntsman International, LLC sr. sub.
               notes Ser. EXCH, 10 1/8s, 2009                            83,602
      $230,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                    255,300
        45,000 ISP Holdings, Inc. sec. sr. notes
               Ser. B, 10 5/8s, 2009                                     48,600
        10,000 Kaiser Aluminum & Chemical Corp. sr.
               notes Ser. B, 10 7/8s, 2006 (In
               default) (NON)                                             8,750
       305,000 Kaiser Aluminum & Chemical Corp. sr.
               sub. notes 12 3/4s, 2003 (In
               default) (NON)                                            47,275
        70,000 Louisiana-Pacific Corp. sr. notes
               8 7/8s, 2010                                              82,600
       100,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                    101,500
        20,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                     20,250
       165,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                             169,950
        30,000 Lyondell Chemical Co. sec. notes
               Ser. B, 9 7/8s, 2007                                      30,900
EUR     10,000 MDP Acquisitions PLC sr. notes
               10 1/8s, 2012 (Ireland)                                   13,328
      $130,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                   144,300
        58,185 MDP Acquisitions PLC sub. notes
               15 1/2s, 2013 (Ireland) (PIK)                             66,913
        30,000 Millennium America, Inc. 144A sr.
               notes 9 1/4s, 2008                                        32,175
       305,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                    327,113
        40,000 Millennium America, Inc. company
               guaranty 7 5/8s, 2026                                     35,400
        40,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                      41,600
EUR     10,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                      12,226
EUR     10,000 Nalco Co. 144A sr. sub. notes 9s,
               2013                                                      12,226
      $145,000 Nalco Co. 144A sr. sub. notes
               8 7/8s, 2013                                             150,800
        80,000 Noveon International company
               guaranty Ser. B, 11s, 2011                                88,800
        85,000 OM Group, Inc. company guaranty
               9 1/4s, 2011                                              86,063
        55,000 Pacifica Papers, Inc. sr. notes 10s,
               2009 (Canada)                                             58,163
        31,547 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                        28,787
        70,155 Pioneer Cos., Inc. sec. FRN 4.64s,
               2006                                                      63,841
       145,000 Potlatch Corp. company guaranty 10s,
               2011                                                     160,950
        65,000 Resolution Performance Products, LLC
               sr. notes 9 1/2s, 2010                                    64,350
        60,000 Rhodia SA notes 9s, 2009 (France)                         60,931
        10,000 Rhodia SA 144A sr. notes 7 5/8s,
               2010 (France)                                              9,400
        65,000 Royster-Clark, Inc. 1st mtge.
               10 1/4s, 2009                                             54,275
        50,000 Salt Holdings Corp. 144A sr. disc.
               notes stepped-coupon zero %  (12s,
               6/1/06), 2013 (STP)                                       32,500
       130,000 Salt Holdings Corp. 144A sr. notes
               stepped-coupon zero %  (12 3/4s,
               12/15/07), 2012 (STP)                                     97,500
         5,000 Smurfit-Stone Container Corp.
               company guaranty 8 1/4s, 2012                              5,356
        20,000 Solutia, Inc. company guaranty
               11 1/4s, 2009                                             17,900
        75,000 Solutia, Inc. debs. 6.72s, 2037                           57,750
        90,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                     98,325
        25,566 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                           23,904
        40,000 Stone Container Corp. sr. notes
               9 3/4s, 2011                                              43,900
       140,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                             150,325
        60,000 Tembec Industries, Inc. company
               guaranty 7 3/4s, 2012 (Canada)                            56,250
        40,000 Texas Petrochemical Corp. sr. sub.
               notes Ser. B, 11 1/8s, 2006 (In
               default) (NON)                                            13,600
       135,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                            149,174
       100,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             107,250
        90,000 WCI Steel, Inc. sr. notes Ser. B,
               10s, 2004 (In default) (NON)                              25,200
        11,000 Weirton Steel Corp. sr. notes 10s,
               2008 (In default) (NON)                                    2,035
       120,000 Wheeling-Pittsburgh Steel Corp. sr.
               notes 9 1/4s, 2007 (In default)
               (NON)                                                          1
         6,875 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010                                             2,750
        13,751 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011                                             6,876
        80,000 WHX Corp. sr. notes 10 1/2s, 2005                         68,000
                                                                 --------------
                                                                      5,368,552

Beverage (0.1%)
-------------------------------------------------------------------------------
        30,000 Constellation Brands, Inc. company
               guaranty 8 1/2s, 2009                                     31,500
        45,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                                49,275
                                                                 --------------
                                                                         80,775

Broadcasting (2.9%)
-------------------------------------------------------------------------------
       210,000 British Sky Broadcasting PLC company
               guaranty 6 7/8s, 2009 (United
               Kingdom)                                                 232,120
       440,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (In default)
               (NON)                                                     35,200
        35,000 Echostar DBS Corp. sr. notes 9 3/8s,
               2009                                                      36,925
        52,000 Echostar DBS Corp. sr. notes 9 1/8s,
               2009                                                      58,110
       280,000 Echostar DBS Corp. 144A sr. notes
               6 3/8s, 2011                                             280,000
        10,000 Granite Broadcasting Corp. sr. sub.
               notes 10 3/8s, 2005                                        9,900
       115,000 Granite Broadcasting Corp. sr. sub.
               notes 9 3/8s, 2005                                       113,850
       145,000 Granite Broadcasting Corp. sr. sub.
               notes 8 7/8s, 2008                                       137,750
       105,000 Gray Television, Inc. company
               guaranty 9 1/4s, 2011                                    116,550
         5,370 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                 5,316
        70,000 Pegasus Satellite sr. notes 12 3/8s,
               2006                                                      60,900
       350,375 Quorum Broadcast Holdings, LLC notes
               stepped-coupon zero %  (15s,
               5/15/06), 2009 (STP)                                     265,479
        52,000 RCN Corp. sr. disc. notes Ser. B,
               zero %, 2008                                              24,960
        60,000 Sinclair Broadcast Group, Inc.
               company guaranty 8 3/4s, 2011                             65,700
       421,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                       443,103
        21,000 Young Broadcasting, Inc. company
               guaranty Ser. B, 8 3/4s, 2007                             21,000
                                                                 --------------
                                                                      1,906,863

Building Materials (0.6%)
-------------------------------------------------------------------------------
        25,000 Atrium Cos., Inc. company guaranty
               Ser. B, 10 1/2s, 2009                                     26,531
        60,000 Building Materials Corp. company
               guaranty 8s, 2008                                         58,800
       100,000 Dayton Superior Corp. 144A sec.
               notes 10 3/4s, 2008                                      102,125
       140,000 Nortek Holdings, Inc. 144A sr. notes
               stepped-coupon zero %  (10s,
               11/15/07), 2011 (STP)                                     98,000
        10,000 Nortek, Inc. sr. sub. notes Ser. B,
               9 7/8s, 2011                                              10,888
        60,000 Nortek, Inc. 144A sr. notes Ser. B,
               9 1/8s, 2007                                              61,800
         5,000 Owens Corning bonds 7 1/2s, 2018 (In
               default) (NON)                                             1,963
       120,000 Owens Corning notes 7 1/2s, 2005 (In
               default) (NON)                                            47,100
                                                                 --------------
                                                                        407,207

Cable Television (2.7%)
-------------------------------------------------------------------------------
        10,000 Adelphia Communications Corp. notes
               Ser. B, 9 7/8s,  2005 (In default)
               (NON)                                                      8,300
        20,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                     16,600
        90,000 Adelphia Communications Corp. sr.
               notes 10 1/4s, 2011 (In default)
               (NON)                                                     76,950
         5,000 Adelphia Communications Corp. sr.
               notes 10 1/4s, 2006 (In default)
               (NON)                                                      4,156
         5,000 Adelphia Communications Corp. sr.
               notes 9 3/8s, 2009 (In default)
               (NON)                                                      4,275
        40,000 Adelphia Communications Corp. sr.
               notes Ser. B, 9 7/8s, 2007 (In
               default) (NON)                                            33,200
         9,407 Australis Media, Ltd. sr. disc.
               notes 15 3/4s, 2003 (Australia) (In
               default) (DEF) (NON)                                           1
        70,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (12 1/8s,
               1/15/07), 2012 (STP)                                      37,100
        35,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                      20,388
        90,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (9.92s,
               4/1/04), 2011 (STP)                                       69,300
       105,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               1/15/05), 2010 (STP)                                      77,175
       290,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               11 1/8s, 2011                                            247,950
       200,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 3/4s, 2009                                            171,000
        75,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 1/4s, 2010                                             62,063
       265,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  10s,
               2011                                                     212,000
       110,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  9 5/8s,
               2009                                                      88,825
        20,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  8 5/8s,
               2009                                                      16,000
       165,000 CSC Holdings, Inc. sr. notes 7 7/8s,
               2007                                                     169,124
       115,000 Mediacom LLC/Mediacom Capital Corp.
               sr. notes 9 1/2s, 2013                                   114,138
        90,000 Olympus Cable bank term loan FRN
               Ser. B, 6s, 2010  (acquired 6/20/02,
               cost $78,435) (RES)                                       85,230
        45,000 ONO Finance PLC sr. notes 14s, 2011
               (United Kingdom)                                          43,200
        20,000 ONO Finance PLC sr. notes 13s, 2009
               (United Kingdom)                                          19,200
EUR     30,000 ONO Finance PLC sr. notes Ser. REGS,
               14s, 2011 (United Kingdom)                                33,081
      $320,000 TeleWest Communications PLC debs.
               11s, 2007 (United Kingdom) (In
               default) (NON)                                           186,400
                                                                 --------------
                                                                      1,795,656

Capital Goods (9.8%)
-------------------------------------------------------------------------------
        40,000 Advanced Glass Fiber Yarns bank term
               loan FRN Ser. A, 6 1/2s,
               2004 (acquired 9/12/02, cost
               $28,000) (RES)                                            24,000
        50,000 Advanced Glass Fiber Yarns sr. sub.
               notes 9 7/8s, 2009 (In default)
               (NON)                                                      2,250
       145,000 AEP Industries, Inc. sr. sub. notes
               9 7/8s, 2007                                             144,638
       221,742 Air2 US 144A sinking fund Ser. D,
               12.266s, 2020 (In default) (NON)                           6,652
       195,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 9 1/4s,
               2012                                                     217,425
       240,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 8 1/2s,
               2008                                                     262,800
       330,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 7 5/8s,
               2006                                                     344,850
        90,000 Allied Waste North America, Inc.
               144A sec. notes 6 1/2s, 2010                              90,450
       360,000 Argo-Tech Corp. company guaranty
               8 5/8s, 2007                                             354,600
        80,000 Argo-Tech Corp. company guaranty
               Ser. D, 8 5/8s, 2007                                      78,800
        15,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8 7/8s, 2011                                      13,688
       220,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                         200,200
        35,000 BE Aerospace, Inc. 144A sr. notes
               8 1/2s, 2010                                              37,013
        35,000 Berry Plastics Corp. company
               guaranty 10 3/4s, 2012                                    39,725
       145,000 Blount, Inc. company guaranty 13s,
               2009                                                     147,175
       170,000 Blount, Inc. company guaranty 7s,
               2005                                                     170,638
       110,000 Browning-Ferris Industries, Inc.
               debs. 7.4s, 2035                                         102,300
       100,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                        98,750
EUR     90,000 BSN Financing Co. SA company
               guaranty Ser. EUR, 10 1/4s,
               2009 (Luxembourg)                                        114,346
EUR     55,000 BSN Glasspack 144A sec. notes
               9 1/4s, 2009 (France)                                     70,208
       $90,000 Crown Holdings SA notes 10 7/8s,
               2013 (France)                                            103,950
       300,000 Crown Holdings SA notes 9 1/2s, 2011
               (France)                                                 336,000
       240,000 Decrane Aircraft Holdings Co.
               company guaranty Ser. B, 12s, 2008                       120,000
       120,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                             130,800
       110,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                                 127,600
EUR     60,000 Flender Holdings 144A sr. notes 11s,
               2010 (Denmark)                                            79,108
       $93,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                            107,880
        15,000 Fonda Group, Inc. sr. sub. notes
               Ser. B, 9 1/2s, 2007                                      13,050
        25,000 Hexcel Corp. sr. sub. notes 9 3/4s,
               2009                                                      26,063
       180,000 Insilco Holding Co. sr. disc. notes
               zero %, 2008 (In default) (NON)                              855
EUR     50,000 Invensys, PLC sr. unsub. notes
               5 1/2s, 2005 (United Kingdom)                             58,612
       $80,000 Jordan Industries, Inc. sr. notes
               Ser. D, 10 3/8s, 2007                                     36,000
        85,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 5/8s, 2010                                      94,350
        23,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 1/4s, 2007                                      23,805
       325,000 L-3 Communications Corp. company
               guaranty 6 1/8s, 2013                                    322,563
       175,000 Laidlaw International, Inc. 144A sr.
               notes 10 3/4s, 2011                                      192,500
       110,000 Legrand SA debs. 8 1/2s, 2025
               (France)                                                 115,225
        10,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                    11,300
EUR     25,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                    32,527
       $40,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                              40,900
        55,000 Motors and Gears, Inc. sr. notes
               Ser. D, 10 3/4s, 2006                                     46,200
       105,000 Owens-Brockway Glass company
               guaranty 8 7/8s, 2009                                    112,875
        95,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                     99,513
        90,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                     94,500
       130,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                             142,025
        20,000 Pliant Corp. company guaranty 13s,
               2010                                                      18,200
        90,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                      93,600
       115,000 Roller Bearing Company of America
               company guaranty Ser. B,  9 5/8s,
               2007                                                     106,950
       250,000 Sequa Corp. sr. notes Ser. B,
               8 7/8s, 2008                                             271,875
        10,000 Siebe PLC 144A notes 7 1/8s, 2007
               (United Kingdom)                                          10,125
        35,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                     33,338
        90,000 Sweetheart Cup Co. company guaranty
               12s, 2004                                                 88,650
        90,000 TD Funding Corp. 144A sr. sub. notes
               8 3/8s, 2011                                              95,400
       210,000 Tekni-Plex, Inc. company guaranty
               Ser. B, 12 3/4s, 2010                                    222,600
        60,000 Tekni-Plex, Inc. 144A sr. sec. notes
               8 3/4s, 2013                                              60,150
        35,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                      38,850
       190,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                            212,800
        90,000 Titan Corp. (The) 144A sr. sub.
               notes 8s, 2011                                           103,050
       110,000 Trimas Corp. company guaranty
               9 7/8s, 2012                                             113,300
        60,000 Vought Aircraft Industries, Inc.
               144A sr. notes 8s, 2011                                   60,900
                                                                 --------------
                                                                      6,518,497

Commercial and Consumer Services (0.5%)
-------------------------------------------------------------------------------
       190,000 Coinmach Corp. sr. notes 9s, 2010                        206,625
       181,488 Derby Cycle Corp. (The) sr. notes
               10s, 2008 (In default) (NON)                               9,982
EUR     97,550 Derby Cycle Corp. (The) sr. notes
               9 3/8s, 2008 (In default) (NON)                            3,288
      $115,000 IESI Corp. company guaranty 10 1/4s,
               2012                                                     124,775
                                                                 --------------
                                                                        344,670

Communication Services (8.5%)
-------------------------------------------------------------------------------
       240,000 ACC Escrow Corp. 144A sr. notes 10s,
               2011                                                     262,800
       110,500 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                       114,920
        35,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009 (In default)
               (NON)                                                     33,250
        60,000 American Tower Corp. sr. notes
               9 3/8s, 2009                                              63,000
       125,000 American Towers, Inc. 144A sr. sub.
               notes 7 1/4s, 2011                                       125,625
       100,000 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                     14,750
       315,000 Centennial Cellular Operating Co.
               company guaranty 10 1/8s, 2013                           332,325
        50,000 Cincinnati Bell, Inc. notes 7 1/4s,
               2023                                                      48,500
       175,000 Cincinnati Bell, Inc. 144A company
               guaranty 7 1/4s, 2013                                    182,000
       125,000 Cincinnati Bell, Inc. 144A sr. sub.
               notes 8 3/8s, 2014                                       131,250
       311,173 Colo.com, Inc. 144A sr. notes
               13 7/8s, 2010 (In default) (NON)                             778
        10,000 Colt Telecommunications Group PLC
               sr. disc. notes 12s, 2006 (United
               Kingdom)                                                  10,000
       100,000 Crown Castle International Corp. sr.
               disc. notes stepped-coupon zero %
               (10 3/8s, 5/15/04), 2011 (STP)                           104,000
       145,000 Crown Castle International Corp. sr.
               notes 9 3/8s, 2011                                       159,500
        50,000 Crown Castle International Corp. sr.
               notes 9s, 2011                                            52,750
       185,000 Dobson Communications Corp. 144A sr.
               notes 8 7/8s, 2013                                       186,156
        45,000 Eircom Funding 144A sr. sub. notes
               8 1/4s, 2013 (Ireland)                                    48,825
        65,000 Fairpoint Communications, Inc. sr.
               sub. notes 12 1/2s, 2010                                  70,525
       200,000 Firstworld Communication Corp. sr.
               disc. notes zero %, 2008 (In
               default) (NON)                                                20
        31,713 Globix Corp. company guaranty 11s,
               2008 (PIK)                                                27,273
        20,000 Horizon PCS, Inc. company guaranty
               13 3/4s, 2011 (In default) (NON)                           4,500
       200,000 iPCS, Inc. sr. disc. notes
               stepped-coupon zero % (14s,
               7/15/05), 2010 (In default) (NON)
               (STP)                                                     22,000
        93,000 IWO Holdings, Inc. company guaranty
               14s, 2011                                                 14,880
        15,000 Level 3 Communications, Inc. sr.
               notes 9 1/8s, 2008                                        13,538
       260,000 Level 3 Financing, Inc. 144A sr.
               notes 10 3/4s, 2011                                      271,700
       120,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                      131,700
       200,000 Metromedia Fiber Network, Inc. sr.
               notes Ser. B, 10s, 2008 (In default)
               (NON)                                                     12,750
       128,000 Millicom International Cellular SA
               144A sr. notes 11s,
               2006 (Luxembourg)                                        131,200
       205,000 Nextel Communications, Inc. sr.
               notes 9 1/2s, 2011                                       232,931
       205,000 Nextel Communications, Inc. sr.
               notes 9 3/8s, 2009                                       223,963
       175,000 Nextel Communications, Inc. sr.
               notes 7 3/8s, 2015                                       184,188
        80,000 Nextel Partners, Inc. sr. notes
               12 1/2s, 2009                                             92,400
        90,000 Nextel Partners, Inc. sr. notes 11s,
               2010                                                      99,000
       295,000 Nextel Partners, Inc. 144A sr. notes
               8 1/8s, 2011                                             306,800
       200,000 Orbital Imaging Corp. sr. notes
               Ser. B, 11 5/8s, 2005 (In default)
               (NON)                                                    124,000
        50,000 PanAmSat Corp. company guaranty
               8 1/2s, 2012                                              54,372
       410,000 Qwest Corp. 144A notes 8 7/8s, 2012                      465,350
       455,000 Qwest Services Corp. 144A notes
               13 1/2s, 2010                                            535,154
        10,000 Rogers Cantel, Ltd. debs. 9 3/8s,
               2008 (Canada)                                             10,450
        40,000 Rogers Wireless, Inc. sec. notes
               9 5/8s, 2011 (Canada)                                     46,700
       265,000 Telus Corp. notes 8s, 2011 (Canada)                      304,332
       105,000 TSI Telecommunication Services, Inc.
               company guaranty Ser. B,  12 3/4s,
               2009                                                     114,844
        87,000 UbiquiTel Operating Co. bonds
               stepped-coupon zero %  (14s,
               4/15/05), 2010 (STP)                                      62,640
        95,000 US UnWired, Inc. company guaranty
               stepped-coupon Ser. B, zero %
               (13 3/8s, 11/1/04), 2009 (STP)                            62,700
       180,000 Western Wireless Corp. sr. notes
               9 1/4s, 2013                                             187,200
        30,000 Williams Communications Group, Inc.
               notes zero %, 2010 (In default)
               (NON)                                                          1
        20,000 Williams Communications Group, Inc.
               notes zero %, 2008 (In default)
               (NON)                                                          1
        30,000 Williams Communications Group, Inc.
               notes zero %, 2007 (In default)
               (NON)                                                          1
                                                                 --------------
                                                                      5,677,542

Conglomerates (1.0%)
-------------------------------------------------------------------------------
       180,000 Tyco International Group SA company
               guaranty 7s, 2028 (Luxembourg)                           181,575
        55,000 Tyco International Group SA company
               guaranty 6 3/4s,  2011 (Luxembourg)                       59,125
       350,000 Tyco International Group SA notes
               6 3/8s, 2011 (Luxembourg)                                367,500
        45,000 Tyco International Group SA 144A sr.
               notes 6s, 2013 (Luxembourg)                               45,513
                                                                 --------------
                                                                        653,713

Consumer (1.1%)
-------------------------------------------------------------------------------
       200,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                   218,250
       170,000 Jostens Holding Corp. 144A sr. disc.
               notes stepped-coupon zero %
               (10 1/4s, 12/1/08), 2013 (STP)                           107,100
       100,000 Jostens, Inc. sr. sub. notes
               12 3/4s, 2010                                            114,500
       300,000 Samsonite Corp. sr. sub. notes
               10 3/4s, 2008                                            311,250
                                                                 --------------
                                                                        751,100

Consumer Goods (1.1%)
-------------------------------------------------------------------------------
       125,000 Armkel, LLC/Armkel Finance sr. sub.
               notes 9 1/2s, 2009                                       136,875
        30,000 French Fragrances, Inc. company
               guaranty Ser. D, 10 3/8s, 2007                            30,750
        29,000 French Fragrances, Inc. sr. notes
               Ser. B, 10 3/8s, 2007                                     30,029
       270,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                    265,275
        70,000 Polaroid Corp. sr. notes 11 1/2s,
               2006 (In default) (NON)                                   14,700
       120,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                   124,800
        70,000 Revlon Consumer Products sr. notes
               9s, 2006                                                  47,600
        65,000 Revlon Consumer Products sr. notes
               8 1/8s, 2006                                              44,200
        45,000 Scotts Co. (The) 144A sr. sub notes
               6 5/8s, 2013                                              45,450
                                                                 --------------
                                                                        739,679

Consumer Services (0.4%)
-------------------------------------------------------------------------------
       100,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       115,000
        50,000 United Rentals (North America), Inc.
               company guaranty Ser. B,  10 3/4s,
               2008                                                      55,750
       130,000 Williams Scotsman, Inc. company
               guaranty 9 7/8s, 2007                                    126,750
                                                                 --------------
                                                                        297,500

Distribution (0.1%)
-------------------------------------------------------------------------------
       120,000 Fleming Cos., Inc. company guaranty
               10 1/8s, 2008 (In default) (NON)                          20,400
        90,000 Fleming Cos., Inc. sr. notes 9 1/4s,
               2010 (In default) (NON)                                   15,525
                                                                 --------------
                                                                         35,925

Energy (6.0%)
-------------------------------------------------------------------------------
       145,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                       149,531
       120,000 Belden & Blake Corp. company
               guaranty Ser. B, 9 7/8s, 2007                            113,400
       110,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             118,250
        75,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                         86,250
        45,000 Chesapeake Energy Corp. company
               guaranty 8 1/8s, 2011                                     49,163
       235,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                             252,625
       170,000 Comstock Resources, Inc. company
               guaranty 11 1/4s, 2007                                   183,600
       140,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                             146,650
        14,000 El Paso Energy Partners LP company
               guaranty Ser. B, 8 1/2s, 2011                             15,330
        90,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                     95,400
       125,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                             130,938
        50,000 Forest Oil Corp. sr. notes 8s, 2011                       53,750
        35,000 Forest Oil Corp. sr. notes 8s, 2008                       37,625
        60,000 Gazprom OAO 144A notes 9 5/8s, 2013
               (Russia)                                                  65,100
        65,000 Hornbeck Offshore Services, Inc. sr.
               notes 10 5/8s, 2008                                       71,338
        50,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                              50,250
        15,000 Leviathan Gas Corp. company guaranty
               Ser. B, 10 3/8s, 2009                                     16,275
        90,000 Massey Energy Co. 144A sr. notes
               6 5/8s, 2010                                              90,450
       130,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                             142,350
        75,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                     72,000
       100,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                    104,000
        30,000 Pemex Project Funding Master Trust
               company guaranty 8 5/8s, 2022                             33,150
       160,000 Pemex Project Funding Master Trust
               company guaranty 7 3/8s, 2014                            168,608
       270,000 Pioneer Natural Resources Co.
               company guaranty 9 5/8s, 2010                            333,983
        20,000 Pioneer Natural Resources Co.
               company guaranty 7.2s, 2028                               20,862
        70,000 Plains All American Pipeline
               LP/Plains All American Finance
               Corp. company guaranty 7 3/4s, 2012                       77,700
       100,000 Plains Exploration & Production Co.
               company guaranty Ser. B,  8 3/4s,
               2012                                                     109,500
        80,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                               87,600
       110,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                     121,550
        10,000 Pride International, Inc. sr. notes
               10s, 2009                                                 10,725
        77,000 Pride Petroleum Services, Inc. sr.
               notes 9 3/8s, 2007                                        79,310
       100,000 Seabulk International, Inc. 144A sr.
               notes 9 1/2s, 2013                                       104,250
       135,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                      146,475
        60,000 Swift Energy Co. sr. sub. notes
               10 1/4s, 2009                                             64,950
        95,000 Swift Energy Co. sr. sub. notes
               9 3/8s, 2012                                             103,550
       155,000 Trico Marine Services, Inc. company
               guaranty 8 7/8s, 2012                                    100,750
        25,000 Universal Compression, Inc. sr.
               notes 7 1/4s, 2010                                        25,875
        45,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                              49,050
        25,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                        26,125
       130,000 Westport Resources Corp. company
               guaranty 8 1/4s, 2011                                    141,700
        90,000 Westport Resources Corp. 144A
               company guaranty 8 1/4s, 2011                             98,100
        25,000 XTO Energy, Inc. sr. notes 7 1/2s,
               2012                                                      28,375
        55,000 XTO Energy, Inc. sr. notes 6 1/4s,
               2013                                                      58,025
                                                                 --------------
                                                                      4,034,488

Entertainment (1.7%)
-------------------------------------------------------------------------------
       100,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                       109,500
        10,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2011                                        10,500
       130,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2009                                       133,900
       115,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                                 127,650
       150,000 Cinemark USA, Inc. sr. sub. notes
               Ser. B, 8 1/2s, 2008                                     156,000
       120,000 Premier Parks, Inc. sr. notes 10s,
               2007                                                     124,200
        75,000 Regal Cinemas, Inc. company guaranty
               Ser. B, 9 3/8s, 2012                                      85,125
       410,000 Six Flags, Inc. sr. notes 8 7/8s,
               2010                                                     402,825
                                                                 --------------
                                                                      1,149,700

Financial (2.3%)
-------------------------------------------------------------------------------
       180,000 Advanta Corp. 144A company guaranty
               Ser. B, 8.99s, 2026                                      126,450
        70,000 Chevy Chase Savings Bank, Inc. sub.
               debs. 9 1/4s, 2005                                        70,088
        55,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                    56,788
       145,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                   158,231
       404,000 Finova Group, Inc. notes 7 1/2s,
               2009                                                     224,220
        95,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                         106,400
        25,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                                  26,500
       371,250 JP Morgan HYDI disc. notes 8s, 2008                      378,675
        61,000 Nationwide Credit, Inc. sr. notes
               Ser. A, 10 1/4s, 2008 (In default)
               (NON)                                                          1
       160,000 Peoples Bank - Bridgeport sub. notes
               9 7/8s, 2010 (acquired 1/12/01, cost
               $166,509) (RES)                                          191,742
        85,000 UBS AG/Jersey Branch sr. notes
               Ser. EMTN, 9.14s, 2008 (Jersey)                           85,000
       100,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                             112,000
                                                                 --------------
                                                                      1,536,095

Food (1.2%)
-------------------------------------------------------------------------------
        62,793 Archibald Candy Corp. company
               guaranty 10s, 2007 (PIK)                                  25,117
        35,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                      36,575
        40,000 Del Monte Corp. company guaranty
               Ser. B, 9 1/4s, 2011                                      43,900
       100,000 Del Monte Corp. 144A sr. sub. notes
               8 5/8s, 2012                                             109,000
        45,000 Dole Food Co. sr. notes 8 7/8s, 2011                      48,656
        35,000 Dole Food Co. sr. notes 8 5/8s, 2009                      37,844
       130,000 Eagle Family Foods company guaranty
               Ser. B, 8 3/4s, 2008                                      92,300
       195,000 Land O'Lakes, Inc. sr. notes 8 3/4s,
               2011                                                     178,425
        35,000 Parmalat Capital Finance, Ltd.
               company guaranty 6 5/8s,
               2008 (Cayman Islands)                                     31,850
        65,000 Pinnacle Foods Holding Corp. 144A
               sr. sub. notes 8 1/4s, 2013                               66,625
       110,000 Premier International Foods PLC sr.
               notes 12s, 2009 (United Kingdom)                         119,900
                                                                 --------------
                                                                        790,192

Gaming & Lottery (5.1%)
-------------------------------------------------------------------------------
       110,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                   125,950
        80,000 Argosy Gaming Co. company guaranty
               10 3/4s, 2009                                             86,600
        20,000 Argosy Gaming Co. sr. sub. notes 9s,
               2011                                                      22,025
       120,000 Boyd Gaming Corp. sr. sub. notes
               8 3/4s, 2012                                             130,200
        70,000 Chumash Casino & Resort Enterprise
               144A sr. notes 9 1/4s, 2010                               76,825
       155,000 Herbst Gaming, Inc. sec. notes
               Ser. B, 10 3/4s, 2008                                    173,213
       120,000 Hollywood Park, Inc. company
               guaranty Ser. B, 9 1/4s, 2007                            123,900
       180,000 Horseshoe Gaming Holdings company
               guaranty 8 5/8s, 2009                                    191,475
        75,000 Inn of the Mountain Gods 144A sr.
               notes 12s, 2010                                           79,500
        75,000 Mandalay Resort Group 144A sr. notes
               6 1/2s, 2009                                              77,063
        10,000 MGM Mirage, Inc. coll. sr. notes
               6 7/8s, 2008                                              10,625
       230,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                             261,625
        15,000 MGM Mirage, Inc. company guaranty
               8 3/8s, 2011                                              16,763
        60,000 Mirage Resorts, Inc. notes 6 3/4s,
               2008                                                      63,450
        20,000 Mohegan Tribal Gaming Authority sr.
               notes 8 1/8s, 2006                                        21,525
        40,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8 3/8s, 2011                                   43,600
       220,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                  225,500
       175,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                       190,750
        65,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                            68,413
        95,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  106,163
        20,000 Park Place Entertainment Corp. sr.
               sub. notes 8 1/8s, 2011                                   22,025
       100,000 Penn National Gaming, Inc. company
               guaranty Ser. B, 11 1/8s, 2008                           112,500
       185,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                       199,800
        60,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                   59,700
       110,000 Resorts International Hotel and
               Casino, Inc. company guaranty
               11 1/2s, 2009                                            116,875
       100,000 Riviera Holdings Corp. company
               guaranty 11s, 2010                                       101,875
       140,000 Station Casinos, Inc. sr. notes
               8 3/8s, 2008                                             150,500
       120,000 Trump Atlantic City Associates
               company guaranty 11 1/4s, 2006                            90,300
       260,000 Trump Casino Holdings, LLC company
               guaranty 11 5/8s, 2010                                   233,350
       175,000 Venetian Casino Resort, LLC company
               guaranty 11s, 2010                                       202,563
                                                                 --------------
                                                                      3,384,653

Health Care (5.6%)
-------------------------------------------------------------------------------
       233,400 Alderwoods Group, Inc. company
               guaranty 12 1/4s, 2009                                   261,408
       131,000 Alliance Imaging, Inc. sr. sub.
               notes 10 3/8s, 2011                                      135,913
       105,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    111,563
       100,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             110,750
       170,000 Ardent Health Services 144A sr. sub.
               notes 10s, 2013                                          181,900
        75,000 Biovail Corp. sr. sub. notes 7 7/8s,
               2010 (Canada)                                             72,375
        35,000 Dade Behring, Inc. company guaranty
               11.91s, 2010                                              40,163
        90,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                             98,550
       105,000 Hanger Orthopedic Group, Inc.
               company guaranty 10 3/8s, 2009                           118,913
        50,000 HCA, Inc. debs. 7.19s, 2015                               52,368
        60,000 HCA, Inc. notes 8.36s, 2024                               64,917
        70,000 HCA, Inc. notes 7.69s, 2025                               71,785
        10,000 HCA, Inc. notes 7s, 2007                                  10,758
       205,000 Healthsouth Corp. notes 7 5/8s, 2012                     187,575
        75,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                      70,500
        45,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                      41,288
        45,000 Healthsouth Corp. sr. sub. notes
               10 3/4s, 2008                                             41,400
        75,000 IASIS Healthcare Corp. company
               guaranty 13s, 2009                                        84,000
        15,000 IASIS Healthcare Corp. company
               guaranty 8 1/2s, 2009                                     15,373
       180,000 Integrated Health Services, Inc. sr.
               sub. notes Ser. A, 9 1/2s, 2007 (In
               default) (NON)                                                 1
       110,000 Integrated Health Services, Inc. sr.
               sub. notes Ser. A, 9 1/4s, 2008 (In
               default) (NON)                                                 1
       250,000 Magellan Health Services, Inc. sr.
               sub. notes 9s, 2008 (In default)
               (NON)                                                    172,500
        55,000 Magellan Health Services, Inc. 144A
               sr. notes 9 3/8s, 2007 (In default)
               (NON)                                                     60,775
       180,000 Mediq, Inc. debs. 13s, 2009 (In
               default) (NON)                                                18
       130,000 MedQuest, Inc. company guaranty
               Ser. B, 11 7/8s, 2012                                    142,513
        60,000 NeighborCare, Inc. 144A sr. sub.
               notes 6 7/8s, 2013                                        60,450
       120,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                             119,700
       133,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                           152,950
       115,000 Province Healthcare Co. sr. sub.
               notes 7 1/2s, 2013                                       116,150
        40,000 Service Corp. International debs.
               7 7/8s, 2013                                              39,400
        15,000 Service Corp. International notes
               7.2s, 2006                                                15,413
         5,000 Service Corp. International notes
               6 7/8s, 2007                                               5,100
        20,000 Service Corp. International notes
               6 1/2s, 2008                                              20,200
       185,000 Service Corp. International notes
               6s, 2005                                                 187,313
        50,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                      52,375
       130,000 Stewart Enterprises, Inc. notes
               10 3/4s, 2008                                            146,250
        55,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                      53,213
        10,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                               9,200
       310,000 Tenet Healthcare Corp. sr. notes
               6 3/8s, 2011                                             286,750
       190,000 Triad Hospitals, Inc. 144A sr. sub.
               notes 7s, 2013                                           189,525
        85,000 Universal Hospital Services, Inc.
               144A sr. notes 10 1/8s, 2011                              87,975
        55,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012                                 61,600
                                                                 --------------
                                                                      3,750,871

Homebuilding (1.7%)
-------------------------------------------------------------------------------
        80,000 Beazer Homes USA, Inc. company
               guaranty 8 5/8s, 2011                                     87,800
        25,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                     27,500
       120,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                     137,400
        25,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                      26,750
        85,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                      84,469
        30,000 K. Hovnanian Enterprises, Inc.
               company guaranty 10 1/2s, 2007                            35,250
        90,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                             98,438
        95,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8s, 2012                                103,550
        15,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                        14,963
        50,000 Meritage Corp. 144A sr. notes
               9 3/4s, 2011                                              56,250
       135,000 Ryland Group, Inc. sr. notes 9 3/4s,
               2010                                                     155,250
         5,000 Ryland Group, Inc. sr. notes 5 3/8s,
               2008                                                       5,200
        70,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                             80,063
        30,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                    33,300
        65,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                         69,388
        30,000 WCI Communities, Inc. company
               guaranty 10 5/8s, 2011                                    33,450
        90,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                     98,550
                                                                 --------------
                                                                      1,147,571

Household Furniture and Appliances (0.5%)
-------------------------------------------------------------------------------
       130,000 Sealy Mattress Co. company guaranty
               Ser. B, 10 7/8s, 2007                                    134,875
       170,000 Sealy Mattress Co. sr. sub. notes
               Ser. B, 9 7/8s, 2007                                     174,250
                                                                 --------------
                                                                        309,125

Lodging/Tourism (2.6%)
-------------------------------------------------------------------------------
       155,000 FelCor Lodging LP company guaranty
               9 1/2s, 2008 (R)                                         165,850
        85,000 Gaylord Entertainment Co. 144A sr.
               notes 8s, 2013                                            87,975
       155,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                     171,663
       410,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008                            423,325
        60,000 Host Marriott LP company guaranty
               Ser. G, 9 1/4s, 2007 (R)                                  65,625
        98,000 Host Marriott LP sr. notes Ser. E,
               8 3/8s, 2006 (R)                                         103,880
       120,000 Host Marriott LP 144A sr. notes
               7 1/8s, 2013 (R)                                         118,800
       105,000 ITT Corp. notes 6 3/4s, 2005                             110,250
       210,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels Finance  Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                           229,950
        50,000 Meristar Hospitality Corp. company
               guaranty 9 1/8s, 2011 (R)                                 52,375
       115,000 RFS Partnership LP company guaranty
               9 3/4s, 2012                                             123,338
        10,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 7/8s, 2012                       11,088
        80,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                       85,700
                                                                 --------------
                                                                      1,749,819

Media (0.4%)
-------------------------------------------------------------------------------
        85,000 Capitol Records, Inc. 144A company
               guaranty 8 3/8s, 2009                                     86,700
       140,000 Vivendi Universal SA 144A notes
               6 1/4s, 2008 (France)                                    147,000
                                                                 --------------
                                                                        233,700

Publishing (3.8%)
-------------------------------------------------------------------------------
       239,000 Affinity Group Holdings sr. notes
               11s, 2007                                                244,975
       185,000 Dex Media West, LLC 144A sr. notes
               8 1/2s, 2010                                             202,113
        85,000 Dex Media, Inc. 144A disc. notes
               stepped-coupon zero %  (9s,
               11/15/08), 2013 (STP)                                     55,888
       100,000 Dex Media, Inc. 144A notes 8s, 2013                      101,750
        80,000 Garden State Newspapers, Inc. sr.
               sub. notes 8 5/8s, 2011                                   84,400
       273,884 Hollinger Participation Trust 144A
               sr. notes 12 1/8s, 2010 (Canada)
               (PIK)                                                    317,705
       185,000 PRIMEDIA, Inc. company guaranty
               8 7/8s, 2011                                             191,475
        80,000 PRIMEDIA, Inc. company guaranty
               7 5/8s, 2008                                              79,600
       135,000 PRIMEDIA, Inc. 144A sr. notes 8s,
               2013                                                     135,844
        30,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero %  (13 3/4s,
               7/15/06), 2011 (Canada) (STP)                             26,250
       155,000 Quebecor Media, Inc. sr. notes
               11 1/8s, 2011 (Canada)                                   178,250
        20,000 RH Donnelley Finance Corp. I company
               guaranty 8 7/8s, 2010                                     22,450
       170,000 RH Donnelley Finance Corp. I 144A
               sr. notes 8 7/8s, 2010                                   190,825
        85,000 RH Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                             100,406
       155,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                    158,875
       120,000 Vertis, Inc. sub. notes 13 1/2s,
               2009                                                     112,200
        75,000 Vertis, Inc. 144A sec. notes 9 3/4s,
               2009                                                      80,250
        50,000 Videotron Ltee 144A notes 6 7/8s,
               2014 (Canada)                                             51,375
       110,000 Von Hoffman Press, Inc. company
               guaranty 10 1/4s, 2009                                   115,500
       110,614 Von Hoffman Press, Inc. debs. 13s,
               2009 (PIK)                                                99,000
                                                                 --------------
                                                                      2,549,131

Restaurants (0.9%)
-------------------------------------------------------------------------------
       110,000 Domino's, Inc. 144A sr. sub. notes
               8 1/4s, 2011                                             115,913
       140,000 Sbarro, Inc. company guaranty 11s,
               2009                                                     108,500
        90,000 Yum! Brands, Inc. sr. notes 8 7/8s,
               2011                                                     108,450
        50,000 Yum! Brands, Inc. sr. notes 8 1/2s,
               2006                                                      55,563
       120,000 Yum! Brands, Inc. sr. notes 7.7s,
               2012                                                     137,700
        40,000 Yum! Brands, Inc. sr. notes 7.65s,
               2008                                                      45,100
                                                                 --------------
                                                                        571,226

Retail (2.2%)
-------------------------------------------------------------------------------
        80,000 Asbury Automotive Group, Inc.
               company guaranty 9s, 2012                                 84,200
       160,000 Autonation, Inc. company guaranty
               9s, 2008                                                 182,000
        65,000 Gap, Inc. (The) notes 6.9s, 2007                          71,744
       100,000 Hollywood Entertainment Corp. sr.
               sub. notes 9 5/8s, 2011                                  107,500
        75,000 J. Crew Operating Corp. 144A sr.
               sub. notes 10 3/8s, 2007                                  77,438
       185,000 JC Penney Co., Inc. debs. 7.95s,
               2017                                                     205,350
        30,000 JC Penney Co., Inc. debs. 7.65s,
               2016                                                      32,850
        25,000 JC Penney Co., Inc. debs. 7 1/8s,
               2023                                                      26,375
        35,000 JC Penney Co., Inc. notes 9s, 2012                        41,650
         5,000 JC Penney Co., Inc. notes 8s, 2010                         5,725
       100,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                             112,500
         5,000 Rite Aid Corp. debs. 6 7/8s, 2013                          4,738
        15,000 Rite Aid Corp. notes 7 1/8s, 2007                         15,225
        40,000 Rite Aid Corp. sec. notes 8 1/8s,
               2010                                                      43,000
        75,000 Rite Aid Corp. sr. notes 9 1/4s,
               2013                                                      80,625
         5,000 Rite Aid Corp. 144A notes 6s, 2005                         4,988
       245,000 Saks, Inc. company guaranty 8 1/4s,
               2008                                                     277,463
        10,000 TM Group Holdings sr. notes 11s,
               2008 (United Kingdom)                                     10,600
        70,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                     77,700
                                                                 --------------
                                                                      1,461,671

Technology (2.8%)
-------------------------------------------------------------------------------
        82,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                    97,785
        87,000 DigitalNet Holdings Inc. 144A sr.
               notes 9s, 2010                                            95,483
EUR    140,000 Getronics NV sub. notes 13s, 2008
               (Netherlands)                                             81,595
      $115,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                             125,063
       125,000 Iron Mountain, Inc. company guaranty
               8 1/8s, 2008 (Canada)                                    130,625
        10,000 Lucent Technologies, Inc. debs.
               6 1/2s, 2028                                               7,600
       175,000 Lucent Technologies, Inc. debs.
               6.45s, 2029                                              133,438
        10,000 Lucent Technologies, Inc. notes
               5 1/2s, 2008                                               9,125
       175,000 Nortel Networks Corp. notes 6 1/8s,
               2006 (Canada)                                            176,094
       135,000 ON Semiconductor Corp. company
               guaranty 13s, 2008                                       156,600
        95,000 SCG Holding & Semiconductor Corp.
               company guaranty 12s, 2009                               102,125
       110,000 Seagate Technology Hdd Holdings
               company guaranty 8s, 2009 (Cayman
               Islands)                                                 119,350
        64,685 Telex Communications Group, Inc. sr.
               sub. notes Ser. A, zero %, 2006                           32,343
       130,000 Xerox Capital Trust I company
               guaranty 8s, 2027                                        120,250
        55,000 Xerox Corp. company guaranty 9 3/4s,
               2009                                                      62,425
        65,000 Xerox Corp. notes Ser. MTN, 7.2s,
               2016                                                      63,213
       195,000 Xerox Corp. sr. notes 7 5/8s, 2013                       200,850
       140,000 Xerox Corp. sr. notes 7 1/8s, 2010                       144,200
                                                                 --------------
                                                                      1,858,164

Textiles (0.6%)
-------------------------------------------------------------------------------
       100,000 Galey & Lord, Inc. company guaranty
               9 1/8s, 2008 (In default) (NON)                              750
       160,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                            115,600
        75,000 Oxford Industries, Inc. 144A sr.
               notes 8 7/8s, 2011                                        79,875
       120,000 Russell Corp. company guaranty
               9 1/4s, 2010                                             124,800
        68,000 William Carter Holdings Co. (The)
               company guaranty Ser. B,  10 7/8s,
               2011                                                      77,265
                                                                 --------------
                                                                        398,290

Tire & Rubber (--%)
-------------------------------------------------------------------------------
        35,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                        29,750

Transportation (1.9%)
-------------------------------------------------------------------------------
        85,000 Allied Holdings, Inc. company
               guaranty Ser. B, 8 5/8s, 2007                             81,600
        95,000 American Airlines, Inc. pass-through
               certificates Ser. 01-1,  6.817s,
               2011                                                      85,025
        15,000 American Airlines, Inc. pass-through
               certificates Ser. 99-1,  7.024s,
               2009                                                      15,300
       170,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                            153,000
        60,000 Continental Airlines, Inc.
               pass-through certificates Ser. D,
               7.568s, 2006                                              50,400
        70,000 Delta Air Lines, Inc. pass-through
               certificates Ser. 00-1,  7.779s,
               2005                                                      63,578
        46,095 Delta Air Lines, Inc. pass-through
               certificates Ser. 02-1,  7.779s,
               2012                                                      40,794
       115,000 Evergreen International Aviation,
               Inc. 144A sec. notes 12s, 2010                            92,000
       200,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                            224,250
        30,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                             31,200
       120,000 Navistar International Corp. company
               guaranty Ser. B, 9 3/8s, 2006                            129,900
        25,000 Navistar International Corp. sr.
               notes Ser. B, 8s, 2008                                    25,500
        10,000 Northwest Airlines, Inc. company
               guaranty 8.52s, 2004                                      10,050
       120,000 Northwest Airlines, Inc. company
               guaranty 7 5/8s, 2005                                    113,400
        67,292 NWA Trust sr. notes Ser. A, 9 1/4s,
               2012                                                      68,975
        40,000 Travel Centers of America, Inc.
               company guaranty 12 3/4s, 2009                            46,000
       103,957 US Air, Inc. pass-through
               certificates Ser. 93-A3,
               10 3/8s, 2013 (In default) (NON)                          31,187
                                                                 --------------
                                                                      1,262,159

Utilities & Power (7.6%)
-------------------------------------------------------------------------------
        13,000 AES Corp. (The) sr. notes 8 7/8s,
               2011                                                      13,585
         4,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                       4,140
       130,000 AES Corp. (The) 144A sec. notes 9s,
               2015                                                     141,700
       190,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                             205,675
       170,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                             159,800
        65,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                       67,275
        45,000 Allegheny Energy, Inc. notes 7 3/4s,
               2005                                                      45,338
        70,000 Avon Energy Partners Holdings 144A
               notes 7.05s, 2007 (United Kingdom)                        65,100
         5,000 Avon Energy Partners Holdings 144A
               notes 6.46s, 2008 (United Kingdom)                         4,502
        70,000 Calpine Canada Energy Finance
               company guaranty 8 1/2s, 2008
               (Canada)                                                  51,625
        10,000 Calpine Corp. sr. notes 8 3/4s, 2007                       7,950
        15,000 Calpine Corp. sr. notes 8 5/8s, 2010                      10,913
       110,000 Calpine Corp. sr. notes 8 1/2s, 2011                      80,025
       145,000 Calpine Corp. sr. notes 7 7/8s, 2008                     105,850
       440,000 Calpine Corp. 144A sec. notes
               8 1/2s, 2010                                             408,100
        50,000 CenterPoint Energy Resources Corp.
               debs. 6 1/2s, 2008                                        53,362
        25,000 CenterPoint Energy Resources Corp.
               144A notes 7 7/8s, 2013                                   28,308
        25,000 CMS Energy Corp. pass-through
               certificates 7s, 2005                                     25,375
       130,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                     137,475
        40,000 CMS Energy Corp. sr. notes 8 1/2s,
               2011                                                      41,700
        30,000 CMS Energy Corp. 144A sr. notes
               7 3/4s, 2010                                              30,675
        55,000 Dynegy Holdings, Inc. sr. notes
               6 7/8s, 2011                                              47,575
       310,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                      341,775
        30,000 Dynegy-Roseton Danskamme company
               guaranty Ser. A, 7.27s, 2010                              29,700
        35,000 Dynegy-Roseton Danskamme company
               guaranty Ser. B, 7.67s, 2016                              31,850
        45,000 Edison Mission Energy sr. notes 10s,
               2008                                                      45,450
        60,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                              60,600
        55,000 Edison Mission Energy sr. notes
               7.73s, 2009                                               51,150
       115,000 El Paso Corp. sr. notes 7 3/8s, 2012                      97,750
        90,000 El Paso Corp. sr. notes Ser. MTN,
               7 3/4s, 2032                                              70,650
        30,000 El Paso Natural Gas Co. debs.
               8 5/8s, 2022                                              29,550
        30,000 El Paso Natural Gas Co. sr. notes
               Ser. A, 7 5/8s, 2010                                      29,775
       155,000 El Paso Production Holding Co. 144A
               sr. notes 7 3/4s, 2013                                   148,025
        20,000 Gemstone Investor, Ltd. 144A company
               guaranty 7.71s, 2004                                      20,025
        35,000 Kansas Gas & Electric debs. 8.29s,
               2016                                                      36,268
        64,151 Midland Funding II Corp. debs.
               Ser. A, 11 3/4s, 2005                                     69,283
       140,000 Mirant Americas Generation, Inc. sr.
               notes 7.2s, 2008 (In default) (NON)                      118,300
        45,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                       41,175
       115,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                     125,638
        60,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                     66,450
       100,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                                116,500
        70,000 Pacific Gas & Electric Co. 144A sr.
               notes 10 3/8s, 2005 (In default)
               (NON)                                                     71,050
       140,000 PG&E Corp. 144A sec. notes 6 7/8s,
               2008                                                     149,100
        25,000 PG&E Gas Transmission Northwest sr.
               notes 7.1s, 2005                                          25,500
       105,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                             108,281
        85,000 SEMCO Energy, Inc. 144A sr. notes
               7 3/4s, 2013                                              88,400
       160,000 Southern California Edison Co. 1st
               mtge. 8s, 2007                                           181,400
        20,000 Southern California Edison Co. notes
               6 3/8s, 2006                                              20,950
        55,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                      64,006
        35,000 Teco Energy, Inc. notes 7.2s, 2011                        36,269
        90,000 Teco Energy, Inc. notes 7s, 2012                          92,138
        65,000 Teco Energy, Inc. sr. notes 7 1/2s,
               2010                                                      68,981
        15,000 Tennessee Gas Pipeline Co. debs. 7s,
               2028                                                      13,800
       105,000 Utilicorp Canada Finance Corp.
               company guaranty 7 3/4s, 2011
               (Canada)                                                  98,438
       105,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                             120,258
        25,000 Williams Cos., Inc. (The) notes
               8 3/4s, 2032                                              26,313
        25,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                              27,000
        95,000 Williams Cos., Inc. (The) notes
               6 1/2s, 2006                                              97,850
       130,000 Williams Cos., Inc. (The) notes
               Ser. A, 6 3/4s, 2006                                     133,900
       120,000 Williams Cos., Inc. (The) sr. notes
               8 5/8s, 2010                                             132,750
        65,000 Williams Holdings Of Delaware notes
               6 1/2s, 2008                                              65,975
       298,930 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON)                                                    209,251
                                                                 --------------
                                                                      5,097,572
                                                                 --------------
               Total Corporate bonds and notes
               (cost $57,073,061)                                   $57,350,623

Common stocks (2.2%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
           384 Alderwoods Group, Inc. (NON)                              $3,402
       180,000 AMRESCO Creditor Trust (acquired
               various dates from  5/5/99 to
               5/10/00, cost $38,828) (NON) (RES)
               (R)                                                        5,040
            30 Arch Wireless, Inc. Class A (NON)                            524
           324 Archibald Candy Corp. (NON)                                  923
         4,427 Aurora Foods, Inc. (NON)                                      71
           626 Birch Telecom, Inc. (NON)                                      6
            84 Comdisco Holding Co., Inc. (NON)                           4,452
       505,286 Contifinancial Corp. Liquidating
               Trust Units                                                7,579
         3,010 Covad Communications Group, Inc.
               (NON)                                                     12,040
           105 Crown Castle International Corp.
               (NON)                                                      1,303
         3,325 Globix Corp. (NON)                                        15,628
         2,471 Jasper Energy 144A (NON)                                     154
            19 Leucadia National Corp.                                      807
            45 Leucadia National Corp. (Rights)
               (NON)                                                          1
         3,334 Lodgian, Inc. (NON)                                       20,804
        20,000 Loewen Group International, Inc.
               (NON)                                                          2
           453 Mariner Health Care, Inc. (NON)                            6,433
           313 Mediq, Inc. (NON)                                             31
           175 Metrocall Holdings, Inc. (NON)                             8,663
             5 Microcell Telecommunications, Inc.
               Class A (Canada) (NON)                                        66
           631 Microcell Telecommunications, Inc.
               Class B (Canada) (NON)                                     8,981
         9,928 Millennium Chemicals, Inc.                               107,421
       160,000 Morrison Knudsen Corp. (NON)                              22,400
        14,327 Pioneer Cos., Inc. (NON)                                  75,217
           839 Polymer Group, Inc. Class A (NON)                          6,083
           576 PSF Group Holdings, Inc. 144A Class
               A (NON)                                                  950,054
            31 Quorum Broadcast Holdings, Inc.
               Class E  (acquired 5/15/01, cost
               $30,765) (NON) (RES)                                       1,653
           102 RCN Corp. (NON)                                              104
        61,158 Sirius Satellite Radio, Inc. (NON)                       125,985
            10 Sterling Chemicals, Inc. (NON)                               210
           178 Sun Healthcare Group, Inc. (NON)                           1,291
       259,509 VFB LLC (acquired various dates from
               12/21/99 to  10/27/00, cost
               $214,226) (NON) (RES)                                     49,307
        40,417 VS Holdings, Inc. (NON)                                   30,313
           392 Washington Group International, Inc.
               (NON)                                                     13,140
           506 York Research Corp. 144A (NON)                                32
                                                                 --------------
               Total Common stocks
               (cost $4,887,714)                                     $1,480,120

Preferred stocks (2.1%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         5,279 CSC Holdings, Inc. Ser. M, $11.125
               cum. pfd.                                               $556,935
        66,000 Diva Systems Corp. 144A Ser. D, zero %
               pfd.                                                         660
         1,828 Doane Pet Care Co. $7.125 pfd.                            78,604
            87 Dobson Communications Corp. 13.00%
               pfd. (PIK)                                                92,220
            80 First Republic Capital Corp. 144A
               10.50% pfd.                                               82,800
         2,152 iStar Financial, Inc. $1.95 cum.
               pfd.                                                      54,338
         2,814 Lodgian, Inc. Ser. A, $7.06 cum.
               pfd. (PIK)                                                57,687
            21 Metrocall Holdings, Inc. Ser. A,
               15.00% cum. pfd.                                             240
           635 Microcell Telecommunications, Inc.
               $1.35 pfd. (Canada)                                        8,427
         7,844 North Atlantic Trading Co. 12.00%
               pfd. (PIK)                                               133,348
             1 NTL Europe, Ser. A, $5.00 cum. pfd.                            5
            17 Paxson Communications Corp. 13.25%
               cum. pfd. (PIK)                                          154,700
           100 PRIMEDIA, Inc. Ser. F, $9.20 cum.
               pfd.                                                       9,100
           255 Rural Cellular Corp. 12.25% pfd.
               (PIK)                                                    160,650
                                                                 --------------
               Total Preferred stocks
               (cost $1,882,129)                                     $1,389,714

Foreign government bonds and notes (0.7%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $100,000 Bulgaria (Republic of) 144A bonds
               8 1/4s, 2015                                            $116,050
        35,000 Colombia (Republic of) bonds
               10 3/8s, 2033                                             35,753
        25,000 Colombia (Republic of) bonds
               Ser. NOV, 9 3/4s, 2009                                    26,850
        30,000 Colombia (Republic of) notes
               10 3/4s, 2013                                             33,150
       115,000 Ecuador (Republic of) bonds
               stepped-coupon Ser. REGS, 7s (8s,
               8/15/04), 2030 (STP)                                      80,213
        60,000 Russia (Federation of) unsub.
               stepped-coupon 5s (7 1/2s,
               3/31/07), 2030 (STP)                                      56,790
       120,000 United Mexican States bonds
               Ser. MTN, 8.3s, 2031                                     132,300
                                                                 --------------
               Total Foreign government bonds and
               notes (cost $410,087)                                   $481,106

Convertible bonds and notes (0.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $20,000 AES Corp. (The) cv. sub. notes
               4 1/2s, 2005                                             $19,250
        85,000 Amkor Technologies, Inc. cv. notes
               5 3/4s, 2006                                              86,063
        40,000 CenterPoint Energy, Inc. 144A cv.
               sr. notes 3 3/4s, 2023                                    42,450
       490,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes stepped-coupon zero %
               (13s, 8/15/04) 2009 (Denmark) (In
               default) (NON) (STP)                                         490
        45,000 Kulicke & Soffa Industries, Inc. cv.
               sub. notes 4 3/4s, 2006                                   46,013
         3,000 Millicom International Cellular SA
               144A cv. bonds zero %,
               2006 (Luxembourg) (PIK)                                   16,800
       145,000 Nextel Communications, Inc. cv. sr.
               notes 6s, 2011                                           169,650
         5,000 Tower Automotive, Inc. cv. sub.
               notes 5s, 2004                                             4,925
                                                                 --------------
               Total Convertible bonds and notes
               (cost $735,635)                                         $385,641

Units (0.5%) (a)
Number of units                                                           Value
-------------------------------------------------------------------------------
       550,000 Australis Media, Ltd. units 15 3/4s,
               2003 (Australia) (In default) (DEF)
               (NON)                                                        $55
       205,000 HMP Equity Holdings Corp. units zero %,
               2008                                                     108,650
        35,000 Tom Brown Inc. units 7 1/4s, 2013                         36,575
           446 XCL equity units                                         197,851
                                                                 --------------
               Total Units (cost $1,512,747)                           $343,131

Convertible preferred stocks (0.3%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         1,537 Crown Castle International Corp.
               $3.125 cv. pfd.                                          $68,973
           332 Knology, Inc. 144A Ser. D, zero %
               cv. pfd.                                                     332
           917 Omnicare, Inc. $2.00 cv. pfd.                             55,479
         3,069 Telex Communications, Inc. zero %
               cv. pfd. (In default) (NON)                                3,069
         1,160 Williams Cos., Inc. (The) 144A $2.75
               cv. pfd.                                                  72,355
                                                                 --------------
               Total Convertible preferred stocks
               (cost $166,728)                                         $200,208

Brady bonds (0.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $51,700 Peru (Republic of) bonds Ser. PDI,
               5s, 2017                                                 $47,564
        30,000 Peru (Republic of) coll. FLIRB
               4 1/2s, 2017  (acquired various
               dates from 5/14/02 to 8/23/02, cost
               $19,969) (RES)                                            26,100
        60,000 Peru (Republic of) coll. FLIRB Ser.
               20YR, 4 1/2s, 2017                                        52,200
                                                                 --------------
               Total Brady bonds (cost $105,318)                       $125,864

Asset-backed securities (0.1%) (a) (cost $60,000)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $60,000 Verdi Synthetic CLO 144A Ser. 1A,
               Class E2, 11.15s, 2010                                   $60,000

Warrants (--%) (a) (NON)                                Expiration
Number of warrants                                         date           Value
-------------------------------------------------------------------------------
           200 Dayton Superior Corp. 144A                 6/15/09            $1
             1 Doe Run Resources Corp. 114A              12/31/12             1
           180 Insilco Holding Co.                        8/15/08             1
            81 MDP Acquisitions PLC 144A (Ireland)        10/1/13         4,050
           391 Microcell Telecommunications
               (Canada)                                    5/1/08           851
           234 Microcell Telecommunications
               (Canada)                                    5/1/05           338
            70 Mikohn Gaming Corp. 144A                   8/15/08             1
             8 NTL. Inc                                   1/13/11            60
            80 Pliant Corp. 144A                           6/1/10             1
            84 Solutia, Inc. 144A                         7/15/09         1,512
           447 Sun Healthcare Group, Inc.                 2/28/05             1
           120 Travel Centers of America, Inc. 144A        5/1/09         1,200
           350 Ubiquitel, Inc. 144A                       4/15/10             4
            10 Versatel Telecom NV (Netherlands)          5/15/08             1
           242 Washington Group International, Inc.
               Ser. A                                     1/25/06         2,360
           276 Washington Group International, Inc.
               Ser. B                                     1/25/06         1,973
           148 Washington Group International, Inc.
               Ser. C                                     1/25/06           888
           190 XM Satellite Radio Holdings, Inc.
               144A                                       3/15/10         6,835
                                                                 --------------
               Total Warrants (cost $79,427)                            $20,078

Short-term investments (6.0%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $119,845 Short-term investments held as
               collateral for loaned
               securities with yields ranging from
               1.00% to 1.10% and due dates ranging
               from December 1, 2003 to January 16,
               2004 (d)                                                $119,804
     3,899,676 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 1.01% to 1.11%
               and due dates ranging from December
               1, 2003 to January 23, 2004 (d)                        3,899,676
                                                                 --------------
               Total Short-term investments
               (cost $4,019,480)                                     $4,019,480
-------------------------------------------------------------------------------
               Total Investments (cost $70,932,326)                 $65,855,965
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $66,691,902.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2003 was $513,758 or 0.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at November 30, 2003.

Forward currency contracts to buy at November 30, 2003 (Unaudited) (aggregate face value $33,698)

                   Market        Aggregate        Delivery        Unrealized
                   value         face value       date            appreciation
-------------------------------------------------------------------------------
British Pound      $34,111       $33,689          3/17/04         $413
-------------------------------------------------------------------------------


Forward currency contracts to sell at November 30, 2003 (Unaudited) (aggregate face value $620,979)

                    Market       Aggregate        Delivery        Unrealized
                    value        face value       date            depreciation
-------------------------------------------------------------------------------
Euro                $677,266     $620,979         12/17/03        $(56,287)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
November 30, 2003 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $118,554 of
securities on loan (identified cost $70,932,326) (Note 1)         $65,855,965
-------------------------------------------------------------------------------
Cash                                                                   36,675
-------------------------------------------------------------------------------
Dividends, interest and other receivables                           1,275,292
-------------------------------------------------------------------------------
Receivable for securities sold                                        577,086
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                   413
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)               3,073
-------------------------------------------------------------------------------
Total assets                                                       67,748,504

Liabilities
-------------------------------------------------------------------------------
Distributions payable to shareholders                                 405,335
-------------------------------------------------------------------------------
Payable for securities purchased                                      244,402
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          123,740
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             34,423
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 25,460
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              364
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                   56,287
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                  4,191
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                    119,804
-------------------------------------------------------------------------------
Other accrued expenses                                                 42,596
-------------------------------------------------------------------------------
Total liabilities                                                   1,056,602
-------------------------------------------------------------------------------
Net assets                                                        $66,691,902

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                         $105,237,159
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)          (1,353,329)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                    (32,061,196)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                  (5,130,732)
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                $66,691,902

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value per share ($66,691,902 divided by 7,507,107
shares)                                                                 $8.88
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended November 30, 2003 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest                                                           $2,854,502
-------------------------------------------------------------------------------
Dividends                                                              95,239
-------------------------------------------------------------------------------
Securities lending                                                        471
-------------------------------------------------------------------------------
Total investment income                                             2,950,212

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      246,285
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                         77,456
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              5,460
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        2,030
-------------------------------------------------------------------------------
Other                                                                  68,268
-------------------------------------------------------------------------------
Total expenses                                                        399,499
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                               (564)
-------------------------------------------------------------------------------
Net expenses                                                          398,935
-------------------------------------------------------------------------------
Net investment income                                               2,551,277
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                       47,269
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)             3,590
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                  (32,438)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period        3,316,642
-------------------------------------------------------------------------------
Net gain on investments                                             3,335,063
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $5,886,340
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                 November 30           May 31
Increase (decrease) in net assets                       2003*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $2,551,277       $5,448,345
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                         50,859       (6,483,586)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                         3,284,204        6,451,978
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         5,886,340        5,416,737
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
  From net investment income                      (2,612,161)      (5,721,276)
-------------------------------------------------------------------------------
  From return of capital                                  --         (103,566)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets            3,274,179         (408,105)

Net assets
-------------------------------------------------------------------------------
Beginning of period                               63,417,723       63,825,828
-------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income of
$1,353,329 and $1,292,445, respectively)         $66,691,902      $63,417,723
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning and end of
period                                             7,507,107        7,507,107
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

                                Six months
                                  ended
                                 Nov. 30
Per-share                      (Unaudited)                          Year ended May 31
operating performance             2003         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period              $8.45        $8.50        $9.49       $10.91       $12.30       $14.83
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment income (a)          .34          .73          .86         1.16         1.16         1.24
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         .44         (.01)        (.86)       (1.41)       (1.27)       (2.23)
----------------------------------------------------------------------------------------------------------
Total from
investment operations              .78          .72           -- (d)     (.25)        (.11)        (.99)
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net
investment income                 (.35)        (.76)        (.87)       (1.17)       (1.21)       (1.38)
----------------------------------------------------------------------------------------------------------
From net realized
gain on investments                 --           --           --           --           --         (.16)
----------------------------------------------------------------------------------------------------------
From return of capital              --         (.01)        (.12)          --         (.07)          --
----------------------------------------------------------------------------------------------------------
Total distributions               (.35)        (.77)        (.99)       (1.17)       (1.28)       (1.54)
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $8.88        $8.45        $8.50        $9.49       $10.91       $12.30
----------------------------------------------------------------------------------------------------------
Market price,
end of period                    $8.29        $9.02        $9.48       $10.80       $10.19       $13.50
----------------------------------------------------------------------------------------------------------
Total return at
market price (%)(b)              (4.26)*       4.15        (2.91)       18.34       (15.61)       (2.30)
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  66,692      $63,418      $63,826      $71,211      $81,898      $92,368
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)          .61*        1.22         1.19         1.14         1.08         1.11
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)         3.92*        9.17         9.69        11.41         9.92         9.50
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)           30.76*       73.72        73.39        97.63        97.22        47.56
----------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
November 30, 2003 (Unaudited)


Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities. Higher yielding, lower rated securities have a higher rate of default due to the nature of the investments.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrange ments, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/ discounts are amortized/accreted on a yield-to-maturity basis.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The fund's portfolio.

F) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At November 30, 2003, the value of securities loaned amounted to $118,554. The fund received cash collateral of $119,804, which is pooled with collateral of other Putnam funds into 32 issuers of high-grade short-term investments.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2003, the fund had a capital loss carryover of $30,180,445 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
----------------------------------
    $2,584,483   May 31, 2007
     4,168,119   May 31, 2008
     3,778,275   May 31, 2009
     8,385,000   May 31, 2010
    11,264,568   May 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending May 31, 2004 $1,867,482 of losses recognized during the period November 1, 2002 to May 31, 2003.

The aggregate identified cost on a tax basis is $71,338,824, resulting in gross unrealized appreciation and depreciation of $4,293,129 and $9,775,988, respectively, or net unrealized depreciation of $5,482,859.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on 0.75% of the average weekly net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended November 30, 2003, the fund's expenses were reduced by $564 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $530 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended November 30, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $20,450,909 and $24,062,175, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission (SEC) in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings, and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading.


Results of October 7, 2003
shareholder meeting

An annual meeting of shareholders of the fund was held on October 7, 2003. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                          Votes
                                     Votes for          withheld
-----------------------------------------------------------------
Jameson A. Baxter                    6,597,140           221,608
Charles B. Curtis                    6,592,590           226,158
John A. Hill                         6,599,088           219,660
Ronald J. Jackson                    6,598,140           220,608
Paul L. Joskow                       6,602,440           216,308
Elizabeth T. Kennan                  6,592,140           226,608
Lawrence J. Lasser*                  6,601,440           217,308
John H. Mullin III                   6,596,130           222,618
Robert E. Patterson                  6,598,190           220,558
George Putnam, III                   6,597,840           220,908
A.J.C. Smith                         6,599,040           219,708
W. Thomas Stephens                   6,600,730           218,018
W. Nicholas Thorndike                6,598,990           219,758

 All tabulations are rounded to nearest whole number.

*Mr. Lasser resigned from the Board of Trustees of the Putnam funds on November 3, 2003.



Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal
Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

William H. Woolverton
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Do you want to save paper and receive this document faster?
Shareholders can sign up for email delivery of shareholder reports on www.putnaminvestments.com.

203435  590  1/04



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 23, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: January 23, 2004



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: January 23, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 23, 2004